Condensed Statements of Stockholders' Deficit - USD ($)		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at May. 19, 2021
Balance, shares at May. 19, 2021
Net income loss
Issuance of Class B common stock to Sponsor		$ 479	24,521		25,000
Issuance of Class B common stock to Sponsor, shares		4,791,667
Balance at Jun. 30, 2021		$ 431	24,569		25,000
Balance, shares at Jun. 30, 2021		4,791,667
Balance at May. 19, 2021
Balance, shares at May. 19, 2021
Net income loss					(169,488)
Balance at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Balance, shares at Dec. 31, 2021	[1]	4,791,667
Balance at Jun. 30, 2021		$ 431	24,569		25,000
Balance, shares at Jun. 30, 2021		4,791,667
Net income loss
Balance at Sep. 30, 2021		$ 479	24,521		25,000
Balance, shares at Sep. 30, 2021		4,791,667
Net income loss				(169,488)	(169,488)
Accretion of common stock to redemption value			(10,284,857)	(4,263,114)	(14,547,971)
Proceeds from issuance of public warrants, net of offering costs			3,359,443		3,359,443
Issuance of private placement warrants in connection with IPO, net of offering cost			6,900,893		6,900,893
Balance at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Balance, shares at Dec. 31, 2021	[1]	4,791,667
Net income loss				(171,917)	(171,917)
Balance at Mar. 31, 2022		$ 479		(4,604,519)	(4,604,040)
Balance, shares at Mar. 31, 2022		4,791,667
Balance at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Balance, shares at Dec. 31, 2021	[1]	4,791,667
Net income loss					847,623
Balance at Dec. 31, 2022		$ 479		(265,618)	(265,138)
Balance, shares at Dec. 31, 2022		4,791,667
Balance at Mar. 31, 2022		$ 479		(4,604,519)	(4,604,040)
Balance, shares at Mar. 31, 2022		4,791,667
Net income loss				64,568	64,568
Balance at Jun. 30, 2022		$ 479		(4,539,951)	(4,539,472)
Balance, shares at Jun. 30, 2022		4,791,667
Net income loss				336,890	336,890
Accretion of common stock to redemption value				(356,439)	(356,439)
Balance at Sep. 30, 2022		$ 479		(4,559,500)	(4,559,021)
Balance, shares at Sep. 30, 2022		4,791,667
Net income loss				618,083	618,083
Accretion of common stock to redemption value				(855,451)	(855,451)
Deferred Underwriter’s Fees				4,531,250	4,531,250
Balance at Dec. 31, 2022		$ 479		(265,618)	(265,138)
Balance, shares at Dec. 31, 2022		4,791,667
Net income loss				(212,647)	(212,647)
Accretion of common stock to redemption value				(80,789)	(80,789)
Balance at Mar. 31, 2023		$ 479		$ (559,054)	$ (558,576)
Balance, shares at Mar. 31, 2023		3,791,667

[1]	On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares. (See Note5).